Fair Value of Financial Instruments and Interest Rate Swaps - Schedule of Interest Rate Swaps Outstanding Effective Arrangements (Details)	12 Months Ended
Dec. 26, 2020 USD ($)
Interest Rate Swaps at 2.33% Fixed Rate
Derivative [Line Items]
Notional Value	$ 225,000,000
Effective Date	Jan. 29, 2018
Expiration Date	Jan. 29, 2021
Fixed Rate	2.33%
Interest Rate Swaps at 2.41% Fixed Rate
Derivative [Line Items]
Notional Value	$ 250,000,000
Effective Date	Jan. 29, 2018
Expiration Date	Jan. 29, 2022
Fixed Rate	2.41%
Interest Rate Swaps at 2.48% Fixed Rate
Derivative [Line Items]
Notional Value	$ 275,000,000
Effective Date	Jan. 29, 2018
Expiration Date	Jan. 29, 2023
Fixed Rate	2.48%
Interest Rate Swaps at 2.49% Fixed Rate
Derivative [Line Items]
Notional Value	$ 275,000,000
Effective Date	Jan. 29, 2018
Expiration Date	Jan. 29, 2023
Fixed Rate	2.49%
Interest Rate Swaps at 2.40% Fixed Rate
Derivative [Line Items]
Notional Value	$ 475,000,000
Effective Date	Mar. 29, 2019
Expiration Date	Mar. 29, 2024
Fixed Rate	2.40%
Interest Rate Swaps at 2.07% Fixed Rate
Derivative [Line Items]
Notional Value	$ 750,000,000
Effective Date	Mar. 04, 2020
Expiration Date	Sep. 29, 2024
Fixed Rate	2.07%
Interest Rate Swaps at 0.93% Fixed Rate
Derivative [Line Items]
Notional Value	$ 250,000,000
Effective Date	Mar. 29, 2020
Expiration Date	Mar. 29, 2024
Fixed Rate	0.93%
Interest Rate Swaps at 0.42% Fixed Rate
Derivative [Line Items]
Notional Value	$ 225,000,000
Effective Date	Jan. 29, 2021
Expiration Date	Jan. 29, 2024
Fixed Rate	0.42%